Accounts Payable and Provisions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Trade payables	$ 52.0	$ 52.2
Accruals	70.8	83.8
Payroll and other compensation	38.9	21.2
Leave pay accrual	38.8	46.7
Other	1.0	2.5
Accounts payable and provisions	$ 201.5	$ 206.4